Average Annual Total Returns - LVIP American International Fund	Service Class II 1 year	Service Class II 5 years	Service Class II 10 years	MSCI All Country World (ex US) Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI All Country World (ex US) Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI All Country World (ex US) Index (net dividends) (reflects no deductions for fees, expenses or taxes) 10 years
Total	13.57%	10.31%	6.28%	10.65%	8.93%	4.92%